Borrowings - Additional Information (Details) - USD ($)				12 Months Ended
	Jan. 23, 2026	Jun. 25, 2025	May 02, 2024	Dec. 31, 2025
Warrant Obligations, Tranche A | Warrant obligation:
Disclosure Of Detailed Information About Borrowings [Line Items]
Total financial liabilities	$ 300,000
Ordinary Shares | Perceptive Credit Holdings IV, LP
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares)			400,000
Price per share of shares available to purchase under warrant certificate (in dollars per share)			$ 4.9992
Additional shares available to purchase under warrant certificate (in shares)	75,000
Ordinary Shares | Perceptive Credit Holdings IV, LP | Warrant Obligations, Tranche A
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares)			200,000
Ordinary Shares | Perceptive Credit Holdings IV, LP | Warrant Obligations, Tranche B
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares)		200,000	200,000
Ordinary Shares | Perceptive Credit Holdings IV, LP | Warrant Rights, Tranche C
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares)	100,000
Ordinary Shares | Perceptive Credit Holdings IV, LP | Warrant Rights, Tranche D
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares)	100,000
Perceptive Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity			$ 50,000,000.0
Drawdown				$ 35,000,000
Additional borrowings	$ 25,000,000.0
Trailing twelve-month revenue triggering draw down	$ 85,000,000.0
Total financial liabilities				$ 474,000
Credit agreement maturity			5 years
Redemption period of warrant rights			10 years
Perceptive Credit Agreement | Term Secured Overnight Financing Rate (SOFR), Floor
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate adjustment	6.25%		4.00%
Perceptive Credit Agreement | Term SOFR upon event default
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate adjustment	4.00%		6.25%
Perceptive Credit Agreement, Tranche A
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity			$ 15,000,000.0
Perceptive Credit Agreement, Tranche B
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity			$ 35,000,000.0
Drawdown		$ 35,000,000.0
Perceptive Credit Agreement, Tranche C
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity	$ 12,500,000
Perceptive Credit Agreement, Tranche D
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit agreement borrowing capacity	$ 12,500,000